Average Annual Total Returns - Voya Target Retirement 2050 Fund	Class A 1 Yr	Class A 5 Yrs	Class A 10 Yrs	Class A Since Inception	Class A Inception Date	Class A S&P Target Date 2050 Index 1 Yr		Class A S&P Target Date 2050 Index 5 Yrs		Class A S&P Target Date 2050 Index 10 Yrs	Class A S&P Target Date 2050 Index Since Inception		Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I After tax on distributions 1 Yr	Class I After tax on distributions 5 Yrs	Class I After tax on distributions 10 Yrs	Class I After tax on distributions Since Inception	Class I After tax on distributions with sale 1 Yr	Class I After tax on distributions with sale 5 Yrs	Class I After tax on distributions with sale 10 Yrs	Class I After tax on distributions with sale Since Inception	Class I S&P Target Date 2050 Index 1 Yr		Class I S&P Target Date 2050 Index 5 Yrs		Class I S&P Target Date 2050 Index 10 Yrs	Class I S&P Target Date 2050 Index Since Inception		Class R 1 Yr	Class R 5 Yrs	Class R 10 Yrs	Class R Since Inception	Class R Inception Date	Class R S&P Target Date 2050 Index 1 Yr		Class R S&P Target Date 2050 Index 5 Yrs		Class R S&P Target Date 2050 Index 10 Yrs	Class R S&P Target Date 2050 Index Since Inception		Class R6 1 Yr	Class R6 5 Yrs	Class R6 10 Yrs	Class R6 Since Inception	Class R6 Inception Date	Class R6 S&P Target Date 2050 Index 1 Yr		Class R6 S&P Target Date 2050 Index 5 Yrs		Class R6 S&P Target Date 2050 Index 10 Yrs	Class R6 S&P Target Date 2050 Index Since Inception
Total	17.61%	6.31%		8.41%	Dec. 21, 2015	24.35%	[1]	8.49%	[1]	[1]	10.04%	[1]	25.24%	7.86%		9.61%	Dec. 20, 2012	23.40%	6.68%		7.91%	14.93%	5.91%		7.17%	24.35%	[1]	8.49%	[1]	[1]	10.04%	[1]	24.44%	7.30%		9.05%	Jun. 01, 2018	24.35%	[1]	8.49%	[1]	[1]	10.04%	[1]	25.18%	7.89%		9.64%	Dec. 21, 2015	24.35%	[1]	8.49%	[1]	[1]	10.04%	[1]

[1]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.